EATON VANCE GROWTH TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) certifies (a) that the form of prospectus and statement of additional information dated April 30, 2012 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 132 (“Amendment No. 132”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 132 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-12-000499) on April 27, 2012:

Eaton Vance Global Natural Resources Fund

EATON VANCE GROWTH TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date:  May 1, 2012